LOANS RECEIVABLE (Detail Narrative) - CAD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2020	Nov. 30, 2019
Participant Games Inc [Member]
Loans Receivable [Line Items]
Advances	$ 150,000
Loan receivable interest rate	15.00%
Accrued interest receivable			$ 71,097	$ 201,989
Allowance for credit loss			128,323
Installment Entertainment Inc [Member]
Loans Receivable [Line Items]
Advances	$ 100,000
Loan receivable interest rate	15.00%
Accrued interest receivable			47,342	115,963
Allowance for credit loss			29,468
Waterproof Studios Inc [Member]
Loans Receivable [Line Items]
Advances		$ 100,000
Loan receivable interest rate		8.00%
Loans receivable default interest rate		2% plus the applicable rate
Accrued interest receivable				$ 11,651